Cash Flow Information	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash Flow Statement Text Block Abstract
CASH FLOW INFORMATION

NOTE 32. CASH FLOW INFORMATION

(a)	Reconciliation of liabilities arising from financing activities

	Consolidated
	Amounts due to related companies	Other liabilities	Convertible promissory notes	Lease liabilities	Derivative embedded in convertible bonds issued	Issue of shares	Total
	A$	A$	A$	A$	A$	A$	A$
Beginning balance as of January 1, 2022	247,406	211,567	4,311,416	1,829,499	2,321,003	29,242,377	38,163,268
Cash flows from financing activities	-	-	300,082	-	(782,023)	36,506,160	36,024,219
Liability component on initial recognition	-	-	7,199,660	-	-	-	7,199,660
Debt discount	-	-	-	-	870,546	-	870,546
Interest	-	-	207,861	-	-	-	207,861
Redemption of convertible promissory note	-	-	(4,714,820)	-	-	-	(4,714,820)
Shares issued for interest payment	-	-	(324,419)	-	-	-	(324,419)
Disposal of subsidiaries	(247,406)	-	-	-	-	-	(247,406)
Disposal of right of use assets	-	-	-	(1,829,499)	-	-	(1,829,499)
Foreign exchange movement	-	-	574,853	-	-	-	574,853
Ending balance as of December 31, 2022	-	211,567	7,554,633	-	2,409,526	65,748,537	75,924,263

	Consolidated
	Amounts due to related companies	Other liabilities	Amount due to holding company	Convertible promissory notes	Lease liabilities	Derivative embedded in convertible bonds issued	Issue of shares	Total
	A$	A$	A$	A$	A$	A$	A$	A$
Beginning balance as of January 1, 2021	237,674	211,567	532,718	2,196,049	-	1,478,540	13,187,968	17,844,516
Cash flows from financing activities	-	-	(562,201)	-	(138,156)	-	16,054,409	15,354,052
Inception of lease	-	-	-	-	2,086,229	-	-	2,086,229
Interest	-	-	-	1,848,947	28,371	-	-	1,877,318
Put option liabilities in convertible bonds issued	-	-	-	-	-	-	-	-
Fair value change				-		842,463		842,463
Disposal of plant and equipment	(4,951)	-	-	-	-	-	-	(4,951)
Foreign exchange movement	14,683	-	29,483	266,420	(146,945)	-	-	163,641

Ending balance as of December 31, 2021	247,406	211,567	-	4,311,416	1,829,499	2,321,003	29,242,377	38,163,268

	Consolidated
	Amounts due to related companies	Other liabilities	Bank borrowings, net	Amount due to holding company	Convertible promissory notes	Convertible bonds by a subsidiary	Lease liabilities	Derivative embedded in convertible bonds issued	Issue of shares	Total
	A$	A$	A$	A$	A$	A$	A$	A$	A$	A$

Beginning balance as of January 1, 2020	6,101,850	1,761,309	915,300	582,832	-	4,420,899	1,168,607	-	-	14,950,797
Cash flows from financing activities	840,509	211,567	-	-	4,913,100	(4,668,195)	(320,851)	-	13,187,968	14,164,098
Non-cash movement:
Settled by issuing convertible promissory note	-	(1,761,309)	-	-	-	-	-	-	-	(1,761,309)
Fair value change	-	-	-	-	-	-	-	(2,312,197)	-	(2,312,197)
Put option liabilities in convertible bonds issued	-	-	-	-	(3,790,737)	-	-	3,790,737	-	-
Interest	-	-	-	-	1,508,421	-	-	-	-	1,508,421
Disposal of plant and equipment	(6,689,290)	-	(966,747)	-	-	-	(925,042)	-	-	(8,581,079)
Foreign exchange movement	(15,395)	-	51,447	(50,114)	(434,735)	247,296	77,286	-	-	(124,215)
Ending balance as of December 31, 2020	237,674	211,567	-	532,718	2,196,049	-	-	1,478,540	13,187,968	17,844,516

(b)	Net cash outflows from changes in working capital

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Cash flows from changes in working capital
(Increase)/ decrease in assets:
Trade receivables	(511,910)	(86,221)	(1,015,764)
Other receivables	(3,127,937)	(18,793)	(700)
Inventories	(7,272,808)	-	142,608
Other current assets	(558,588)	(295,635)	(1,659,728)
Amount due from associate company	(698,323)	-	-
Amount due from former group companies	(2,493,480)	-	-
Increase / (decrease) in liabilities:
Amount due to related companies	(653,339)	-	-
Trade and other payables	4,519,334	(318,544)	347,308
Net cash outflows from changes in working capital	(10,797,051)	(719,193)	(2,186,276)